Marketable debt securities - Other disclosures (Details) - Marketable debt securities - Maximum - USD ($)	1 Months Ended
	Oct. 31, 2013	Oct. 31, 2011	Apr. 30, 2007
Financial liabilities
Authorized issuances		$ 6,500,000,000	$ 4,000,000,000
Authorized issuance period	15 years		30 years